Organization (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012 Manager	Mar. 31, 2012 Manager
Organization
Initial capital contribution	$ 1,000	$ 1,000
Organization
Offering and other related organization costs to be reimbursed			$ 1,200,000	$ 1,200,000